Investments in Associates - Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Share of profit (loss) of associates	$ 59	$ (12,931)
Aris Gold
Disclosure of associates [line items]
Share of profit (loss) of associates	0	(6,093)	$ (6,093)
Soto Norte
Disclosure of associates [line items]
Share of profit (loss) of associates	2,650	(2,180)
Denarius
Disclosure of associates [line items]
Share of profit (loss) of associates	(2,463)	(4,443)
Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Share of profit (loss) of associates	$ (128)	$ (215)